Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA  02110
                                    December 4, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of Scudder Large Company Value Fund (the "Fund"), a series of Value Equity Trust (Reg. Nos. 2-78724, 811-1444)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 52 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 29, 2002.

Comments or questions concerning this certificate may be directed to Lauren Giudice at (617) 295-2560.

                                               Very truly yours,


                                               Scudder Large Company Value Fund


                                               By: /s/John Millette
                                                   -------------------
                                                   John Millette
                                                   Secretary

cc:      Allison Beakley, Esq.
         Dechert